R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6%
	APPAREL & TEXTILE PRODUCTS - 2.9%
523	LVMH Moet Hennessy Louis Vuitton S.E.	$ 399,991
3,864	NIKE, Inc., Class B	426,083
		826,074
	ASSET MANAGEMENT - 2.9%
1,082	BlackRock, Inc.	812,831

	AUTOMOTIVE - 2.5%
21,530	Cie Generale des Etablissements Michelin SCA	721,963

	BANKING - 6.5%
25,405	DBS Group Holdings Ltd.	602,756
3,984	JPMorgan Chase & Company	621,823
71,732	Mitsubishi UFJ Financial Group, Inc.	607,250
		1,831,829
	BEVERAGES - 4.2%
186,886	Ambev S.A. - ADR	512,068
11,408	Coca-Cola Company	666,684
		1,178,752
	BIOTECH & PHARMA - 9.5%
3,343	CSL Ltd.	579,210
4,173	Novartis A.G.	405,667
7,890	Novo Nordisk A/S	801,213
16,773	Pfizer, Inc.	511,073
1,404	Roche Holding A.G.	378,495
		2,675,658
	CHEMICALS - 5.9%
1,787	Avery Dennison Corporation	347,572
7,521	Croda International plc	425,708
6,123	Dow, Inc.	316,865
31,160	Victrex plc	575,456
		1,665,601
	COMMERCIAL SUPPORT SERVICES - 2.2%
15,047	Rollins, Inc.	613,015

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	CONSTRUCTION MATERIALS - 1.1%
9,597	James Hardie Industries plc - ADR(a)	$ 308,543

	DIVERSIFIED INDUSTRIALS - 1.4%
3,934	3M Company	389,741

	ELECTRIC UTILITIES - 5.4%
73,234	CLP Holdings Ltd.	569,588
44,101	National Grid PLC	572,006
6,775	NextEra Energy, Inc.	396,405
		1,537,999
	ELECTRICAL EQUIPMENT - 4.2%
14,381	Kone OYJ, Class B	638,443
4,173	TE Connectivity Ltd.	546,663
		1,185,106
	INSTITUTIONAL FINANCIAL SERVICES - 6.6%
3,939	Deutsche Boerse A.G.	747,244
18,727	Hong Kong Exchanges & Clearing Ltd.	664,604
51,228	IG Group Holdings plc	442,318
		1,854,166
	INTERNET MEDIA & SERVICES - 2.2%
91,562	Rightmove plc	629,453

	MACHINERY - 1.9%
14,786	Washtec A.G.	537,497

	MEDICAL EQUIPMENT & DEVICES - 3.1%
2,782	Coloplast A/S - Series B	328,203
6,955	Medtronic PLC	551,323
		879,526
	OIL & GAS PRODUCERS - 7.2%
4,578	Chevron Corporation	657,401
10,869	Rubis SCA	263,799
20,617	Shell plc	666,248

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	OIL & GAS PRODUCERS - 7.2% (Continued)
22,353	Woodside Energy Group Ltd.	$ 457,841
		2,045,289
	RETAIL - CONSUMER STAPLES - 3.6%
51,113	BIM Birlesik Magazalar A/S	545,243
3,640	Target Corporation	487,068
		1,032,311
	SELF-STORAGE REIT - 1.5%
44,484	Safestore Holdings plc	429,853

	SEMICONDUCTORS - 3.4%
9,931	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	966,386

	SOFTWARE - 4.7%
2,782	Microsoft Corporation	1,054,128
7,099	Neste OYJ	269,496
		1,323,624
	SPECIALTY FINANCE - 1.6%
10,230	Fidelity National Financial, Inc.	458,713

	TECHNOLOGY HARDWARE - 2.7%
4,042	Apple, Inc.	767,778

	TECHNOLOGY SERVICES - 3.7%
11,494	Experian plc	421,200
2,410	Visa, Inc., Class A	618,599
		1,039,799
	TELECOMMUNICATIONS - 3.9%
20,744	BCE, Inc.	816,851
27,373	Telenor ASA	294,194
		1,111,045
	TOBACCO & CANNABIS - 2.3%
6,820	Philip Morris International, Inc.	636,715

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5%
1,839	Union Pacific Corporation	$ 414,272

	TOTAL COMMON STOCKS (Cost $27,598,301)	27,873,539

	TOTAL INVESTMENTS - 98.6% (Cost $27,598,301)	$ 27,873,539
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	388,622
	NET ASSETS - 100.0%	$ 28,262,161

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.